Risk Management - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Fair Value of Derivative Financial Instruments	$ 3		$ 160				$ (986)
Notional Amount					$ 4,998,000,000	$ 6,774,000,000
$0.05 increase/decrease in the Canadian Dollar per U.S. Dollar Foreign Exchange Rate on foreign exchange contracts			4
1% increase/decrease in interest rate on floating rate debt	3
Cash and cash equivalents	186		781				$ 610	$ 3,720
Committed Credit Facility [member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Cash and cash equivalents	186
Available on committed credit facility	$ 4,200
Top of Range [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Target debt to adjusted EBITDA ratio	200.00%	200.00%
Liquidity risk [member] | Top of Range [Member] | Base Shelf Prospectus [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Shelf prospectus amount					5,000,000,000
Interest rate swap contract [Member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Notional Amount					$ 0	$ 150,000,000
Unwound amount		$ 150,000,000		$ 250,000,000
Risk management gain (loss)	$ (1)		$ 23
Trade receivables [member] | Credit risk [member] | Investment grade counterparties [member]
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Percent of accounts receivable held with investment grade counterparties	97.00%		90.00%		97.00%	90.00%
Number of investment grade counterparties accounted for more than 10% in accounts receivable	1		1		1	1
Average expected credit loss rate	0.30%		0.40%		0.30%	0.40%